Carrying Amounts and Fair Value of Financial Instruments (Summary of the carrying value and estimated fair value of financial instruments) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets:
Cash and Cash Equivalents, at Carrying Value	$ 12,705,910	$ 10,319,624	$ 9,374,549	$ 8,381,951
Cash and Cash Equivalents	12,705,910	10,320,000
Certificates of Deposit with Other Banks	1,200,010	1,950,010
Certificates of Deposits with Other Banks	1,200,000	1,950,000
Investments	409,893,850	412,054,876
Investment and Mortgage-Backed Securities	409,505,000	412,029,000
Loans Receivable, Net	430,053,517	390,493,197
Loans Receivable, Net	421,379,000	386,613,000
Federal Home Loan Bank (FHLB) Stock, at Cost	2,204,000	2,931,900
FHLB Stock	2,204,000	2,932,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	529,043,000	472,015,000
Time Deposits	238,453,693	230,092,003
Certificate Accounts	236,103,000	227,949,000
Advances from Federal Home Loan Banks	34,030,000	51,680,000
Advances From FHLB	33,771,000	51,318,000
Other Borrowed Money	10,698,000	11,307,000
Notes Payable, Fair Value Disclosure	2,363,000
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Senior Convertible Debentures	6,064,000	6,064,000
Fair Value, Inputs, Level 1
Financial Assets:
Cash and Cash Equivalents	12,705,910	10,320,000
Certificates of Deposits with Other Banks	0	0
Investment and Mortgage-Backed Securities	0	0
Loans Receivable, Net	0	0
FHLB Stock	2,204,000	2,932,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	529,043,000	472,015,000
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	10,698,000	11,307,000
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Senior Convertible Debentures	0	0
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Cash and Cash Equivalents	0	0
Certificates of Deposits with Other Banks	1,200,000	1,950,000
Investment and Mortgage-Backed Securities	409,505,000	412,029,000
Loans Receivable, Net	0	0
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	236,103,000	227,949,000
Advances From FHLB	33,771,000	51,318,000
Other Borrowed Money	0	0
Notes Payable, Fair Value Disclosure	2,363,000
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Senior Convertible Debentures	6,064,000	6,064,000
Fair Value, Inputs, Level 3
Financial Assets:
Cash and Cash Equivalents	0	0
Certificates of Deposits with Other Banks	0	0
Investment and Mortgage-Backed Securities	0	0
Loans Receivable, Net	421,379,000	386,613,000
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Senior Convertible Debentures	$ 0	$ 0